Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 254,525	$ 113,073		$ 174,721
Restricted cash	0	0		14,928
Marketable securities	236,281	2,435	$ 8,475	8,474
Trade and other receivables	139,467	73,532		63,924
Related party receivables	13,485	11,676		13,255
Inventories	107,114	80,787		57,858
Voyages in progress	110,638	38,492		34,705
Prepaid expenses and accrued income	14,255	8,899		7,725
Other current assets	5,285	3,851		2,729
Total current assets	881,050	332,745		378,319
Non-current assets
Newbuildings	47,991	130,633		48,498
Vessels and equipment	3,650,652	3,467,300		3,300,456
Right-of-use assets	3,108	48,794		61,944
Goodwill	112,452	112,452		112,452
Derivative instruments receivable	53,993	9,675		0
Investment in associated companies	16,302	555		1,279
Loan notes receivable	1,388	1,388		1,388
Other non-current assets	1,507	3,055		7,197
Total assets	4,768,443	4,106,597		3,911,533
Current liabilities
Short-term debt and current portion of long-term debt	277,854	198,665		234,887
Current portion of obligations under leases	1,024	8,723		12,358
Related party payables	31,248	36,250		19,853
Trade and other payables	81,533	43,364		55,002
Total current liabilities	391,659	287,002		322,100
Non-current liabilities
Long-term portion of debt	2,112,460	2,126,910		1,908,924
Obligations under leases	2,372	43,979		52,644
Derivative instruments payable	0	5,673		19,261
Other non-current payables	2,053	992		3,739
Total liabilities	2,508,544	2,464,556		2,306,668
Equity
Share capital	222,623	203,531		197,692
Additional paid in capital	604,687	448,291		402,021
Contributed surplus	1,004,094	1,004,094		1,004,094
Accumulated other reserves	454	228		200
Retained earnings (deficit)	428,513	(13,631)		1,330
Total equity attributable to the shareholders of the Company	2,260,371	1,642,513		1,605,337
Non-controlling interest	(472)	(472)		(472)
Total equity	2,259,899	1,642,041		1,604,865
Total liabilities and equity	$ 4,768,443	$ 4,106,597		$ 3,911,533